EMPOWER FUNDS, INC.
 ("Empower Funds")
Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund
Institutional Class Ticker / MXKJX	Institutional Class Ticker / MXNZX
Investor Class Ticker / MXMVX	Investor Class Ticker / MXMDX
Class L Ticker / MXBUX
Empower T. Rowe Price Mid Cap Growth Fund
Institutional Class / MXYKX
Investor Class Ticker / MXMGX
(the "Fund(s)")
Quarterly Holdings Report

September 30, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.88%
$ 28,802	Anglogold Ashanti PLC(a)	$ 2,025,645
296,177	Axalta Coating Systems Ltd(b)	8,476,586
27,103	Carpenter Technology Corp	6,654,871
118,126	DuPont de Nemours Inc	9,202,015
317,897	Element Solutions Inc	8,001,468
20,212	International Flavors & Fragrances Inc	1,243,846
15,875	Linde PLC	7,540,625
11,370	NewMarket Corp	9,416,748
23,972	Reliance Inc	6,732,057
58,632	RPM International Inc	6,911,540
75,751	Southern Copper Corp	9,193,141
		75,398,542
Communications — 6.37%
20,092	CDW Corp	3,200,254
120,967	Fox Corp Class A	7,628,179
55,329	Fox Corp Class B	3,169,799
198,675	Iridium Communications Inc	3,468,866
3,809	Netflix Inc(b)	4,566,687
103,233	New York Times Co Class A	5,925,574
311,037	News Corp Class A	9,551,946
31,587	Nexstar Media Group Inc	6,246,013
101,266	Omnicom Group Inc	8,256,217
23,817	Robinhood Markets Inc Class A(b)	3,410,118
12,949	Roku Inc(b)	1,296,583
33,008	T-Mobile US Inc	7,901,455
67,433	Zillow Group Inc Class C(b)	5,195,712
		69,817,403
Consumer, Cyclical — 13.75%
151,479	Alaska Air Group Inc(b)	7,540,625
32,789	Allison Transmission Holdings Inc	2,783,130
108,068	Birkenstock Holding PLC(a)(b)	4,890,077
198,374	BorgWarner Inc	8,720,521
4,141	Casey's General Stores Inc	2,340,990
135,745	Delta Air Lines Inc	7,703,529
112,471	Dolby Laboratories Inc Class A	8,139,526
42,470	Dollar General Corp	4,389,275
1,313	Domino's Pizza Inc	566,835
57,818	Ferguson Enterprises Inc	12,984,766
62,811	Five Below Inc(b)	9,716,862
143,936	Ford Motor Co	1,721,475
33,302	GameStop Corp Class A(a)(b)	908,479
169,146	Gap Inc	3,618,033
98,431	Gentex Corp	2,785,597
2,412	Lear Corp	242,671
24,874	Lithia Motors Inc	7,860,184
63,900	Macy's Inc	1,145,727
86,017	Mattel Inc(b)	1,447,666
56,095	Norwegian Cruise Line Holdings Ltd(b)	1,381,620
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 40,633	Ollie's Bargain Outlet Holdings Inc(b)	$ 5,217,277
25,215	PACCAR Inc	2,479,139
6,169	Planet Fitness Inc Class A(b)	640,342
82,914	PulteGroup Inc	10,955,427
8,979	Ralph Lauren Corp	2,815,455
8,182	Royal Caribbean Cruises Ltd	2,647,532
308,222	Southwest Airlines Co	9,835,364
82,462	Thor Industries Inc	8,550,485
42,548	Toll Brothers Inc	5,877,581
28,835	Travel + Leisure Co	1,715,394
68,804	United Airlines Holdings Inc(b)	6,639,586
11,642	Williams-Sonoma Inc	2,275,429
		150,536,599
Consumer, Non-Cyclical — 14.42%
6,856	Abbott Laboratories	918,293
816,783	ADT Inc	7,114,180
23,555	Affirm Holdings Inc(b)	1,721,399
18,586	Albertsons Cos Inc Class A	325,441
147,338	BioMarin Pharmaceutical Inc(b)	7,979,826
70,332	Bright Horizons Family Solutions Inc(b)	7,635,945
60,591	Bruker Corp	1,968,602
176,228	Certara Inc(b)	2,153,506
10,709	Chemed Corp	4,794,847
40,752	Darling Ingredients Inc(b)	1,258,014
34,886	elf Beauty Inc(b)	4,621,698
24,484	Equifax Inc	6,280,880
9,307	Exact Sciences Corp(b)	509,186
8,655	FTI Consulting Inc(b)	1,399,081
88,020	GE HealthCare Technologies Inc	6,610,302
28,738	Grand Canyon Education Inc(b)	6,308,566
36,783	Hologic Inc(b)	2,482,485
29,529	Illumina Inc(b)	2,804,369
71,334	Ingredion Inc	8,710,594
50,008	IQVIA Holdings Inc(b)	9,498,519
10,323	Labcorp Holdings Inc	2,963,320
28,259	Lamb Weston Holdings Inc	1,641,283
11,194	MarketAxess Holdings Inc	1,950,555
37,576	Moderna Inc(b)	970,588
8,887	Molina Healthcare Inc(b)	1,700,616
347,558	Primo Brands Corp	7,681,032
2,076	Procter & Gamble Co	318,977
41,081	Quest Diagnostics Inc	7,829,217
11,430	Regeneron Pharmaceuticals Inc	6,426,746
27,449	Robert Half Inc	932,717
37,975	STERIS PLC	9,396,534
184,258	Tyson Foods Inc Class A	10,005,209
51,348	Universal Health Services Inc Class B	10,497,586
24,035	WEX Inc(b)	3,786,234

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 46,254	Zoetis Inc	$ 6,767,885
		157,964,232
Energy — 4.66%
158,267	Antero Resources Corp(b)	5,311,441
51,257	Chevron Corp	7,959,700
5,676	ConocoPhillips	536,893
26,457	DT Midstream Inc	2,991,229
40,505	Marathon Petroleum Corp	7,806,933
2,624	Matador Resources Co	117,896
444,099	NOV Inc	5,884,312
164,401	Ovintiv Inc	6,638,512
29,744	Permian Resources Corp	380,723
18,390	Range Resources Corp	692,200
136,240	Schlumberger NV	4,682,567
46,883	Valero Energy Corp	7,982,299
		50,984,705
Financial — 26.82%
101,004	Agree Realty Corp REIT	7,175,324
50,778	Alexandria Real Estate Equities Inc REIT	4,231,839
178,488	American Homes 4 Rent Class A REIT	5,934,726
20,050	Bank of America Corp	1,034,380
88,774	Camden Property Trust REIT	9,479,288
29,995	Capital One Financial Corp	6,376,337
111,857	Citizens Financial Group Inc	5,946,318
29,162	CME Group Inc	7,879,281
20,221	Coinbase Global Inc Class A(b)	6,824,386
69,774	Commerce Bancshares Inc	4,169,694
27,058	Cullen/Frost Bankers Inc	3,430,143
78,308	Digital Realty Trust Inc REIT	13,537,887
10,338	Equinix Inc REIT	8,097,135
7,578	Erie Indemnity Co Class A	2,411,017
29,420	Evercore Inc Class A	9,923,954
72,989	Extra Space Storage Inc REIT	10,287,070
27,542	Federal Realty Investment Trust REIT	2,790,280
12,844	Fidelity National Financial Inc	776,934
113,848	First American Financial Corp	7,313,595
86,958	First Hawaiian Inc	2,159,167
236,351	FNB Corp	3,807,615
374,793	Franklin Resources Inc	8,668,962
544,423	Host Hotels & Resorts Inc REIT	9,266,079
344,225	Huntington Bancshares Inc	5,944,766
340,510	Invesco Ltd	7,811,299
86,807	Kemper Corp	4,474,901
103,088	Loews Corp	10,349,004
1,794	M&T Bank Corp	354,530
78,219	Nasdaq Inc	6,918,470
124,799	OneMain Holdings Inc	7,046,151
748,273	Park Hotels & Resorts Inc REIT(a)	8,290,865
Shares		Fair Value
Financial — (continued)
$ 40,714	PNC Financial Services Group Inc	$ 8,180,664
120,046	Principal Financial Group Inc	9,953,014
42,493	Prologis Inc REIT	4,866,299
92,848	Prudential Financial Inc	9,632,052
17,110	Public Storage REIT	4,942,224
14,159	RenaissanceRe Holdings Ltd	3,595,395
75,116	RLI Corp	4,899,066
51,292	SBA Communications Corp REIT	9,917,308
73,909	Starwood Property Trust Inc REIT	1,431,617
64,928	Stifel Financial Corp	7,367,380
154,351	Synchrony Financial	10,966,639
70,544	Tradeweb Markets Inc Class A	7,828,973
48,531	US Bancorp	2,345,503
57,442	Vornado Realty Trust REIT	2,328,124
10,778	Voya Financial Inc	806,194
11,574	Welltower Inc REIT	2,061,792
398,070	Weyerhaeuser Co REIT	9,868,155
		293,701,796
Industrial — 12.57%
67,807	AECOM	8,846,779
66,826	AMETEK Inc	12,563,288
61,850	Amphenol Corp Class A	7,653,937
4,644	Applied Industrial Technologies Inc	1,212,316
75,783	Carrier Global Corp	4,524,245
38,703	Clean Harbors Inc(b)	8,987,611
47,186	Cognex Corp	2,137,526
59,824	Coherent Corp(b)	6,444,241
17,303	Crown Holdings Inc	1,671,297
8,413	FTAI Aviation Ltd	1,403,793
1,876	General Dynamics Corp	639,716
172,149	Graphic Packaging Holding Co	3,368,956
3,781	ITT Inc	675,892
98,358	Kirby Corp(b)	8,207,975
35,303	Landstar System Inc	4,326,736
25,018	MasTec Inc(b)	5,324,081
1,455	Mettler-Toledo International Inc(b)	1,786,173
99,009	Mueller Industries Inc	10,010,800
60,980	Oshkosh Corp	7,909,106
9,060	Parker-Hannifin Corp	6,868,839
10,448	RBC Bearings Inc(b)	4,077,750
69,612	Sensata Technologies Holding PLC	2,126,646
18,984	Snap-on Inc	6,578,525
157,008	Tetra Tech Inc	5,240,927
6,168	Toro Co	470,002
8,705	Universal Display Corp	1,250,299
43,351	Vulcan Materials Co	13,335,635
		137,643,091

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Technology — 8.02%
$ 48,533	Amdocs Ltd	$ 3,982,133
145,937	Amentum Holdings Inc(b)	3,495,191
118,327	Amkor Technology Inc	3,360,487
5,665	Broadcom Inc	1,868,940
19,511	CACI International Inc Class A(b)	9,731,697
13,845	CCC Intelligent Solutions Holdings Inc(b)	126,128
92,822	DXC Technology Co(b)	1,265,164
42,379	Genpact Ltd	1,775,256
213,822	HP Inc	5,822,373
3,787	Intuit Inc	2,586,180
59,104	Kyndryl Holdings Inc(b)	1,774,893
27,605	MACOM Technology Solutions Holdings Inc(b)	3,436,547
23,370	Micron Technology Inc	3,910,268
15,717	Microsoft Corp	8,140,620
10,093	MongoDB Inc(b)	3,132,665
2,964	Nutanix Inc Class A(b)	220,492
6,131	NVIDIA Corp	1,143,922
17,504	Oracle Corp	4,922,825
113,071	Parsons Corp(b)	9,375,847
18,926	RingCentral Inc Class A(b)	536,363
92,586	SS&C Technologies Holdings Inc	8,217,933
55,115	Teradata Corp(b)	1,185,524
41,351	Texas Instruments Inc	7,597,419
2,199	Zoom Communications Inc(b)	181,418
		87,790,285
Utilities — 5.17%
434,216	AES Corp	5,714,283
34,588	Atmos Energy Corp	5,905,901
Shares		Fair Value
Utilities — (continued)
$ 118,208	Clearway Energy Inc Class C	$ 3,339,376
62,693	DTE Energy Co	8,866,671
251,477	Essential Utilities Inc	10,033,932
37,863	Eversource Energy	2,693,574
375,877	MDU Resources Group Inc	6,694,369
424,825	PG&E Corp	6,406,361
83,479	Public Service Enterprise Group Inc	6,967,157
		56,621,624
TOTAL COMMON STOCK — 98.66% (Cost $1,043,552,178)		$1,080,458,277
GOVERNMENT MONEY MARKET MUTUAL FUNDS
14,823,960	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.09%(d)	14,823,960
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.36% (Cost $14,823,960)		$14,823,960
TOTAL INVESTMENTS — 100.02% (Cost $1,058,376,138)		$1,095,282,237
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(174,168)
TOTAL NET ASSETS — 100.00%		$1,095,108,069

(a)	All or a portion of the security is on loan as of September 30, 2025.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2025.
REIT	Real Estate Investment Trust
As of September 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P Mid 400® Emini Futures	28	USD	9,201	Dec 2025	$(34,050)
				Net Depreciation	$(34,050)
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.58%
$ 117,940	Alcoa Corp	$ 3,879,047
20,817	Ashland Inc	997,342
41,450	Avient Corp	1,365,777
99,569	Axalta Coating Systems Ltd(a)	2,849,663
24,474	Cabot Corp	1,861,248
23,183	Carpenter Technology Corp	5,692,354
220,843	Cleveland-Cliffs Inc(a)	2,694,285
51,480	Commercial Metals Co	2,948,774
60,858	MP Materials Corp(a)(b)	4,081,746
3,558	NewMarket Corp	2,946,771
52,452	Olin Corp	1,310,776
24,384	Reliance Inc	6,847,759
30,756	Royal Gold Inc	6,169,038
59,725	RPM International Inc	7,040,383
14,948	Westlake Corp	1,151,893
		51,836,856
Communications — 2.69%
100,140	Chewy Inc Class A(a)	4,050,663
65,039	Ciena Corp(a)	9,474,231
63,699	EchoStar Corp Class A(a)	4,864,056
115,539	Frontier Communications Parent Inc(a)	4,315,382
95,363	Hims & Hers Health Inc(a)	5,408,989
48,406	Iridium Communications Inc	845,169
84,795	Maplebear Inc(a)	3,117,064
73,925	New York Times Co Class A	4,243,295
12,911	Nexstar Media Group Inc	2,553,021
		38,871,870
Consumer, Cyclical — 14.04%
21,703	Abercrombie & Fitch Co Class A(a)	1,856,692
53,227	Alaska Air Group Inc(a)	2,649,640
300,453	American Airlines Group Inc(a)(b)	3,377,092
122,623	Aramark	4,708,723
32,400	Autoliv Inc	4,001,400
13,096	AutoNation Inc(a)	2,865,012
97,039	Bath & Body Works Inc	2,499,725
60,413	BJ's Wholesale Club Holdings Inc(a)	5,633,512
27,813	Boyd Gaming Corp	2,404,434
29,923	Brunswick Corp	1,892,331
28,689	Burlington Stores Inc(a)	7,301,351
58,299	Capri Holdings Ltd(a)	1,161,316
17,184	Casey's General Stores Inc	9,714,459
46,211	Cava Group Inc(a)	2,791,607
10,072	Choice Hotels International Inc(b)	1,076,798
30,806	Churchill Downs Inc	2,988,490
13,124	Columbia Sportswear Co	686,385
88,523	Core & Main Inc Class A(a)	4,765,193
25,546	Crocs Inc(a)	2,134,368
30,776	Dick's Sporting Goods Inc	6,839,043
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 27,975	Dolby Laboratories Inc Class A	$ 2,024,551
17,584	FirstCash Holdings Inc	2,785,657
25,082	Five Below Inc(a)	3,880,185
49,022	Floor & Decor Holdings Inc Class A(a)	3,612,922
191,223	GameStop Corp Class A(a)(b)	5,216,563
101,226	Gap Inc	2,165,224
102,413	Gentex Corp	2,898,288
127,757	Goodyear Tire & Rubber Co(a)	955,622
56,256	Harley-Davidson Inc	1,569,542
28,518	Hilton Grand Vacations Inc(a)	1,192,338
19,108	Hyatt Hotels Corp Class A	2,711,998
31,325	KB Home	1,993,523
24,356	Lear Corp	2,450,457
38,440	Light & Wonder Inc(a)(b)	3,226,654
11,859	Lithia Motors Inc	3,747,444
125,756	Macy's Inc	2,254,805
14,103	Marriott Vacations Worldwide Corp	938,696
147,103	Mattel Inc(a)	2,475,744
20,308	MSC Industrial Direct Co Inc Class A	1,871,179
8,193	Murphy USA Inc	3,181,014
27,973	Ollie's Bargain Outlet Holdings Inc(a)	3,591,733
8,440	Penske Automotive Group Inc	1,467,800
38,200	Planet Fitness Inc Class A(a)	3,965,160
25,241	Polaris Inc(b)	1,467,259
21,864	PVH Corp	1,831,547
85,730	RB Global Inc	9,289,703
6,911	RH(a)	1,404,039
20,644	Scotts Miracle-Gro Co	1,175,676
96,041	Somnigroup International Inc	8,099,138
45,724	Taylor Morrison Home Corp(a)	3,018,241
30,948	Texas Roadhouse Inc	5,142,010
24,238	Thor Industries Inc	2,513,238
45,178	Toll Brothers Inc	6,240,889
30,257	Travel + Leisure Co	1,799,989
96,759	Under Armour Inc Class A(a)(b)	482,827
67,727	Under Armour Inc Class C(a)(b)	327,121
17,010	Vail Resorts Inc(b)	2,544,186
150,855	VF Corp	2,176,838
11,961	Visteon Corp	1,433,645
65,568	Warner Music Group Corp Class A	2,233,246
16,193	Watsco Inc	6,546,830
22,390	WESCO International Inc	4,735,485
25,334	Whirlpool Corp(b)	1,991,252
13,121	Wingstop Inc	3,302,293
35,078	Wyndham Hotels & Resorts Inc	2,802,732
37,728	YETI Holdings Inc(a)	1,251,815
		203,334,669

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 14.83%
$ 183,605	Albertsons Cos Inc Class A	$ 3,214,924
169,167	API Group Corp(a)	5,814,270
310,438	Avantor Inc(a)	3,874,266
7,696	Avis Budget Group Inc(a)(b)	1,235,785
57,856	BellRing Brands Inc(a)	2,103,066
89,806	BioMarin Pharmaceutical Inc(a)	4,863,893
8,473	Bio-Rad Laboratories Inc Class A(a)	2,375,744
3,473	Boston Beer Co Inc Class A(a)	734,262
19,134	Brink's Co	2,235,999
50,394	Bruker Corp	1,637,301
73,670	Celsius Holdings Inc(a)	4,235,288
6,665	Chemed Corp	2,984,187
27,611	Coca-Cola Consolidated Inc	3,234,905
182,128	Coty Inc Class A(a)	735,797
54,407	Cytokinetics Inc(a)	2,990,209
72,052	Darling Ingredients Inc(a)	2,224,245
90,792	DENTSPLY SIRONA Inc	1,152,150
229,050	Elanco Animal Health Inc(a)	4,613,067
27,330	elf Beauty Inc(a)	3,620,678
47,058	Encompass Health Corp	5,977,307
26,000	Ensign Group Inc	4,492,020
77,213	Envista Holdings Corp(a)	1,572,829
18,519	Euronet Worldwide Inc(a)	1,626,153
127,379	Exelixis Inc(a)	5,260,753
88,829	Flowers Foods Inc	1,159,218
15,342	FTI Consulting Inc(a)	2,480,034
51,456	Globus Medical Inc Class A(a)	2,946,885
1,626	Graham Holdings Co Class B	1,914,306
12,743	Grand Canyon Education Inc(a)	2,797,343
52,126	GXO Logistics Inc(a)	2,756,944
60,991	H&R Block Inc	3,084,315
22,886	Haemonetics Corp(a)	1,115,464
53,894	Halozyme Therapeutics Inc(a)	3,952,586
39,466	HealthEquity Inc(a)	3,740,193
70,966	Illumina Inc(a)	6,739,641
29,298	Ingredion Inc	3,577,579
17,225	Insperity Inc	847,470
28,078	Jazz Pharmaceuticals PLC(a)	3,700,680
31,519	Lantheus Holdings Inc(a)	1,616,610
23,776	LivaNova PLC(a)	1,245,387
9,401	Marzetti Co	1,624,399
21,341	Masimo Corp(a)	3,148,865
10,228	Medpace Holdings Inc(a)	5,258,829
11,311	Morningstar Inc	2,624,265
46,157	Neurocrine Biosciences Inc(a)	6,479,520
74,598	Option Care Health Inc(a)	2,070,840
20,608	Paylocity Holding Corp(a)	3,282,236
18,189	Penumbra Inc(a)	4,607,637
72,662	Performance Food Group Co(a)	7,559,754
62,630	Perrigo Co PLC	1,394,770
20,144	Pilgrim's Pride Corp	820,264
22,066	Post Holdings Inc(a)	2,371,654
23,804	Repligen Corp(a)	3,181,881
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 191,791	Roivant Sciences Ltd(a)	$ 2,901,798
64,495	Service Corp International	5,367,274
30,738	Shift4 Payments Inc Class A(a)(b)	2,379,121
76,933	Sotera Health Co(a)	1,210,156
45,427	Sprouts Farmers Market Inc(a)	4,942,458
40,698	Tenet Healthcare Corp(a)	8,263,322
89,740	TransUnion	7,518,417
21,021	United Therapeutics Corp(a)	8,812,213
103,567	US Foods Holding Corp(a)	7,935,304
57,908	Valvoline Inc(a)	2,079,476
15,601	WEX Inc(a)	2,457,626
		214,775,832
Energy — 4.32%
152,822	Antero Midstream Corp	2,970,860
136,617	Antero Resources Corp(a)	4,584,866
26,311	Chord Energy Corp	2,614,524
38,802	Civitas Resources Inc	1,261,065
65,931	CNX Resources Corp(a)	2,117,704
46,373	DT Midstream Inc	5,242,931
72,959	HF Sinclair Corp	3,818,674
53,046	Matador Resources Co	2,383,357
61,116	Murphy Oil Corp	1,736,306
68,336	NEXTracker Inc Class A(a)	5,056,181
171,174	NOV Inc	2,268,055
118,350	Ovintiv Inc	4,778,973
37,652	PBF Energy Inc Class A	1,135,961
323,054	Permian Resources Corp	4,135,091
108,869	Range Resources Corp	4,097,829
193,075	TechnipFMC PLC	7,616,809
29,787	Valaris Ltd(a)	1,452,712
77,718	Viper Energy Inc Class A	2,970,382
33,054	Weatherford International PLC	2,261,885
		62,504,165
Financial — 22.61%
12,951	Affiliated Managers Group Inc	3,087,907
51,414	Agree Realty Corp REIT	3,652,451
129,353	Ally Financial Inc	5,070,638
32,721	American Financial Group Inc	4,768,104
148,611	American Homes 4 Rent Class A REIT	4,941,316
296,394	Annaly Capital Management Inc REIT	5,990,123
74,412	Associated Banc-Corp	1,913,132
48,132	Bank OZK	2,453,769
26,154	Brighthouse Financial Inc(a)	1,388,254
139,431	Brixmor Property Group Inc REIT	3,859,450
84,908	Cadence Bank	3,187,446
119,928	Carlyle Group Inc	7,519,486
45,165	CNO Financial Group Inc	1,786,276

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 137,768	Columbia Banking System Inc	$ 3,546,148
59,868	Comerica Inc	4,102,155
57,371	Commerce Bancshares Inc	3,428,491
51,318	COPT Defense Properties REIT	1,491,301
76,495	Cousins Properties Inc REIT	2,213,765
107,065	CubeSmart REIT	4,353,263
29,288	Cullen/Frost Bankers Inc	3,712,840
64,097	East West Bancorp Inc	6,823,126
24,638	EastGroup Properties Inc REIT	4,170,228
34,655	EPR Properties REIT	2,010,337
137,891	Equitable Holdings Inc	7,002,105
89,317	Equity LifeStyle Properties Inc REIT	5,421,542
46,196	Essent Group Ltd	2,936,218
17,800	Evercore Inc Class A	6,004,296
34,376	Federated Hermes Inc	1,785,146
117,946	Fidelity National Financial Inc	7,134,554
46,878	First American Financial Corp	3,011,443
58,652	First Financial Bankshares Inc	1,973,640
237,456	First Horizon Corp	5,368,880
60,316	First Industrial Realty Trust Inc REIT	3,104,464
138,041	Flagstar Financial Inc	1,594,374
163,916	FNB Corp	2,640,687
130,702	Gaming & Leisure Properties Inc REIT	6,092,020
56,145	Glacier Bancorp Inc	2,732,577
18,599	Hamilton Lane Inc Class A	2,506,959
39,016	Hancock Whitney Corp	2,442,792
16,362	Hanover Insurance Group Inc	2,971,830
160,097	Healthcare Realty Trust Inc REIT	2,886,549
83,661	Home BancShares Inc	2,367,606
25,260	Houlihan Lokey Inc	5,186,383
106,324	Independence Realty Trust Inc REIT	1,742,650
24,347	International Bancshares Corp	1,673,856
57,423	Janus Henderson Group PLC	2,555,898
76,177	Jefferies Financial Group Inc	4,983,499
22,162	Jones Lang LaSalle Inc(a)	6,610,481
27,405	Kemper Corp	1,412,728
50,872	Kilroy Realty Corp REIT(b)	2,149,342
10,375	Kinsale Capital Group Inc	4,412,073
100,139	Kite Realty Group Trust REIT	2,233,100
39,941	Lamar Advertising Co Class A REIT	4,889,577
108,169	MGIC Investment Corp	3,068,755
33,654	National Storage Affiliates Trust REIT	1,017,024
85,624	NNN Inc REIT	3,645,014
161,422	Old National Bancorp	3,543,213
103,592	Old Republic International Corp	4,399,552
Shares		Fair Value
Financial — (continued)
$ 135,576	Omega Healthcare Investors Inc REIT	$ 5,724,019
90,689	Park Hotels & Resorts Inc REIT(b)	1,004,834
35,022	Pinnacle Financial Partners Inc	3,284,713
34,449	PotlatchDeltic Corp REIT	1,403,797
14,970	Primerica Inc	4,155,522
43,408	Prosperity Bancshares Inc	2,880,121
63,870	Rayonier Inc REIT	1,695,110
30,795	Reinsurance Group of America Inc	5,916,643
21,683	RenaissanceRe Holdings Ltd	5,505,964
107,571	Rexford Industrial Realty Inc REIT	4,422,244
42,442	RLI Corp	2,768,067
52,182	Ryan Specialty Holdings Inc	2,940,977
108,396	Sabra Health Care Inc REIT	2,020,501
43,101	SEI Investments Co	3,657,120
27,687	Selective Insurance Group Inc	2,244,585
95,604	SLM Corp	2,646,319
46,289	SouthState Bank Corp	4,576,594
85,017	STAG Industrial Inc REIT	3,000,250
159,913	Starwood Property Trust Inc REIT	3,097,515
48,101	Stifel Financial Corp	5,458,020
63,330	Synovus Financial Corp	3,108,236
20,912	Texas Capital Bancshares Inc(a)	1,767,691
32,511	UMB Financial Corp	3,847,677
64,564	United Bankshares Inc	2,402,427
72,034	Unum Group	5,602,805
216,982	Valley National Bancorp	2,300,009
76,078	Vornado Realty Trust REIT	3,083,441
43,868	Voya Financial Inc	3,281,326
76,313	Webster Financial Corp	4,536,045
47,643	Western Alliance Bancorp	4,131,601
150,577	Western Union Co	1,203,110
30,491	Wintrust Financial Corp	4,038,228
101,934	WP Carey Inc REIT	6,887,680
67,229	Zions Bancorp NA	3,803,817
		327,367,841
Industrial — 22.41%
30,766	AAON Inc	2,874,775
13,943	Acuity Inc	4,801,830
33,005	Advanced Drainage Systems Inc	4,577,793
61,475	AECOM	8,020,643
14,703	AeroVironment Inc(a)	4,629,827
28,201	AGCO Corp	3,019,481
17,350	Applied Industrial Technologies Inc	4,529,217
30,948	AptarGroup Inc	4,136,510
23,632	Arrow Electronics Inc(a)	2,859,472
63,448	ATI Inc(a)	5,160,861
38,203	Avnet Inc	1,997,253
17,994	Belden Inc	2,164,138

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 42,598	BWX Technologies Inc	$ 7,853,793
19,641	Carlisle Cos Inc	6,461,103
20,423	Chart Industries Inc(a)	4,087,663
23,542	Clean Harbors Inc(a)	5,466,923
408,698	CNH Industrial NV	4,434,373
76,474	Cognex Corp	3,464,272
72,396	Coherent Corp(a)	7,798,497
16,297	Comfort Systems USA Inc	13,447,958
22,265	Crane Co	4,099,877
53,720	Crown Holdings Inc	5,188,815
17,458	Curtiss-Wright Corp	9,478,647
54,449	Donaldson Co Inc	4,456,651
15,165	Eagle Materials Inc	3,534,052
17,225	EnerSys	1,945,736
25,961	Esab Corp	2,900,882
23,121	Exponent Inc	1,606,447
16,528	Fabrinet(a)	6,026,439
172,878	Flex Ltd(a)	10,021,737
59,556	Flowserve Corp	3,164,806
75,016	Fluor Corp(a)	3,155,923
54,787	Fortune Brands Innovations Inc	2,925,078
16,264	GATX Corp	2,842,947
77,704	Graco Inc	6,601,732
137,470	Graphic Packaging Holding Co	2,690,288
12,696	Greif Inc Class A	758,713
36,633	Hexcel Corp	2,296,889
35,913	ITT Inc	6,419,808
25,557	Kirby Corp(a)	2,132,732
25,809	Knife River Corp(a)	1,983,938
73,825	Knight-Swift Transportation Holdings Inc	2,916,826
77,954	Kratos Defense & Security Solutions Inc(a)	7,122,657
15,920	Landstar System Inc	1,951,155
25,386	Lincoln Electric Holdings Inc	5,986,780
11,259	Littelfuse Inc	2,916,194
28,215	Louisiana-Pacific Corp	2,506,621
27,930	MasTec Inc(a)	5,943,783
21,544	Middleby Corp(a)	2,863,844
16,908	MSA Safety Inc	2,909,360
50,409	Mueller Industries Inc	5,096,854
16,387	Novanta Inc(a)	1,641,158
74,202	nVent Electric PLC	7,319,285
29,326	Oshkosh Corp	3,803,582
38,478	Owens Corning	5,443,098
14,640	RBC Bearings Inc(a)	5,713,846
30,221	Regal Rexnord Corp	4,334,900
18,834	Ryder System Inc	3,552,846
12,134	Saia Inc(a)	3,632,434
66,645	Sensata Technologies Holding PLC	2,036,005
41,064	Silgan Holdings Inc	1,766,163
19,056	Simpson Manufacturing Co Inc	3,191,118
44,932	Sonoco Products Co	1,936,120
35,355	TD SYNNEX Corp	5,789,381
29,885	Terex Corp	1,533,101
Shares		Fair Value
Industrial — (continued)
$ 120,044	Tetra Tech Inc	$ 4,007,069
29,004	Timken Co	2,180,521
12,885	TopBuild Corp(a)	5,036,231
45,475	Toro Co	3,465,195
48,849	Trex Co Inc(a)	2,524,028
27,514	UFP Industries Inc	2,572,284
20,136	Universal Display Corp	2,892,134
9,144	Valmont Industries Inc	3,545,403
67,379	Vontier Corp	2,827,897
12,493	Watts Water Technologies Inc Class A	3,489,045
27,668	Woodward Inc	6,991,980
54,728	XPO Inc(a)	7,074,689
		324,532,106
Technology — 11.29%
59,556	Allegro MicroSystems Inc(a)	1,739,035
54,932	Amkor Technology Inc	1,560,069
10,499	Appfolio Inc Class A(a)	2,894,154
19,954	ASGN Inc(a)	944,822
42,718	BILL Holdings Inc(a)	2,262,773
16,609	Blackbaud Inc(a)	1,068,125
10,302	CACI International Inc Class A(a)	5,138,432
24,211	Cirrus Logic Inc(a)	3,033,396
20,102	Commvault Systems Inc(a)	3,794,856
22,294	Concentrix Corp	1,028,868
21,829	Crane NXT Co	1,464,071
94,026	Docusign Inc(a)	6,778,334
62,976	Doximity Inc Class A(a)	4,606,694
86,132	Dropbox Inc Class A(a)	2,602,048
18,226	Duolingo Inc(a)	5,865,856
139,104	Dynatrace Inc(a)	6,739,589
70,638	Entegris Inc	6,531,190
74,118	ExlService Holdings Inc(a)	3,263,416
73,294	Genpact Ltd	3,070,286
38,831	Guidewire Software Inc(a)	8,925,694
12,702	IPG Photonics Corp(a)	1,005,871
59,104	KBR Inc	2,795,028
106,008	Kyndryl Holdings Inc(a)	3,183,420
62,644	Lattice Semiconductor Corp(a)	4,593,058
31,616	Lumentum Holdings Inc(a)	5,144,239
29,492	MACOM Technology Solutions Holdings Inc(a)	3,671,459
28,353	Manhattan Associates Inc(a)	5,811,798
25,671	Maximus Inc	2,345,559
30,556	MKS Inc	3,781,916
123,366	Nutanix Inc Class A(a)	9,177,197
77,544	Okta Inc(a)	7,110,785
22,265	Onto Innovation Inc(a)	2,877,083
24,756	Parsons Corp(a)	2,052,768
42,721	Pegasystems Inc	2,456,457
25,644	Power Integrations Inc	1,031,145
144,066	Pure Storage Inc Class A(a)	12,074,171
16,549	Qualys Inc(a)	2,189,929
48,933	Rambus Inc(a)	5,098,818

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
$ 21,488	Science Applications International Corp	$ 2,135,263
14,839	Silicon Laboratories Inc(a)	1,945,838
17,152	Synaptics Inc(a)	1,172,168
70,313	Twilio Inc Class A(a)	7,037,628
130,112	ZoomInfo Technologies Inc(a)	1,419,522
		163,422,828
Utilities — 3.50%
26,378	ALLETE Inc	1,751,499
33,033	Black Hills Corp	2,034,502
130,254	Essential Utilities Inc	5,197,135
24,610	IDACORP Inc(b)	3,252,212
41,161	National Fuel Gas Co	3,802,042
45,726	New Jersey Resources Corp	2,201,707
27,963	Northwestern Energy Group Inc	1,638,911
93,330	OGE Energy Corp	4,318,379
28,338	ONE Gas Inc	2,293,678
28,350	Ormat Technologies Inc	2,728,687
49,891	Portland General Electric Co	2,195,204
29,971	Southwest Gas Holdings Inc	2,347,928
26,886	Spire Inc	2,191,747
20,954	Talen Energy Corp(a)	8,913,413
44,327	TXNM Energy Inc	2,506,692
99,732	UGI Corp	3,317,086
		50,690,822
TOTAL COMMON STOCK — 99.27% (Cost $1,231,629,993)		$1,437,336,989
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
14,940,121	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.09%(d)	$ 14,940,121
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.03% (Cost $14,940,121)		$14,940,121
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.24%
3,486,700	U.S. Treasury Bills(e) 4.13%, 11/12/2025	3,470,533
TOTAL SHORT TERM INVESTMENTS — 0.24% (Cost $3,470,533)		$3,470,533
TOTAL INVESTMENTS — 100.54% (Cost $1,250,040,647)		$1,455,747,643
OTHER ASSETS & LIABILITIES, NET — (0.54)%		$(7,772,808)
TOTAL NET ASSETS — 100.00%		$1,447,974,835

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of September 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P Mid 400® Emini Futures	35	USD	11,502	Dec 2025	$(152,771)
				Net Depreciation	$(152,771)
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Communications — 5.04%
$ 157,400	Corning Inc	$ 12,911,522
309,350	Liberty Media Corp / Liberty Formula One Class C(a)	32,311,607
196,800	Maplebear Inc(a)	7,234,368
146,698	Match Group Inc	5,181,374
304,300	New York Times Co Class A	17,466,820
66,486	Reddit Inc Class A(a)	15,291,115
168,717	Trade Desk Inc Class A(a)	8,268,820
		98,665,626
Consumer, Cyclical — 19.49%
587,591	Aurora Innovations Inc(a)	3,167,116
289,976	Birkenstock Holding PLC(a)(b)	13,121,414
79,270	Burlington Stores Inc(a)	20,174,215
31,611	Casey's General Stores Inc	17,870,331
287,270	Dollar Tree Inc(a)	27,109,670
70,304	Domino's Pizza Inc	30,350,940
640,800	DraftKings Inc Class A(a)	23,965,920
92,700	Ferguson Enterprises Inc	20,818,565
153,300	Hilton Worldwide Holdings Inc	39,772,152
131,700	Liberty Media Corp / Liberty Live Class C(a)	12,770,949
25,200	Live Nation Entertainment Inc(a)	4,117,680
181,100	On Holding AG Class A(a)	7,669,585
235,493	Planet Fitness Inc Class A(a)	24,444,173
133,800	Ross Stores Inc	20,389,782
239,700	Sportradar Group AG Class A(a)	6,447,930
77,100	Texas Roadhouse Inc	12,810,165
33,413	Ulta Beauty Inc(a)	18,268,558
453,175	Viking Holdings Ltd(a)	28,169,358
23,500	Wingstop Inc	5,914,480
114,500	Wyndham Hotels & Resorts Inc	9,148,550
231,470	Yum! Brands Inc	35,183,440
		381,684,973
Consumer, Non-Cyclical — 25.36%
278,600	Agilent Technologies Inc	35,758,310
162,400	Alcon AG(b)	12,100,424
77,600	Align Technology Inc(a)	9,717,072
72,755	Alnylam Pharmaceuticals Inc(a)	33,176,280
56,200	Arcellx Inc(a)	4,614,020
74,310	Ascendis Pharma A/S ADR(a)	14,773,571
1,102,700	Avantor Inc(a)	13,761,696
111,800	Avery Dennison Corp	18,130,606
35,900	Biogen Inc(a)	5,028,872
73,900	BioNTech SE ADR(a)(b)	7,288,018
147,500	Booz Allen Hamilton Holding Corp	14,742,625
60,700	Bright Horizons Family Solutions Inc(a)	6,590,199
188,574	Bruker Corp	6,126,769
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 159,436	Caris Life Sciences Inc(a)(b)	$ 4,822,939
350,000	Cooper Cos Inc(a)	23,996,000
41,036	Corpay Inc(a)	11,820,830
81,038	CRISPR Therapeutics AG(a)	5,252,073
186,700	Cytokinetics Inc(a)	10,261,032
369,621	Elanco Animal Health Inc(a)	7,444,167
71,400	Encompass Health Corp	9,069,228
56,200	Equifax Inc	14,416,986
655,800	Hologic Inc(a)	44,259,942
385,648	Ionis Pharmaceuticals Inc(a)	25,229,092
65,104	Klarna Group PLC(a)(b)	2,386,062
40,000	MarketAxess Holdings Inc	6,970,000
28,700	Masimo Corp(a)	4,234,685
209,800	McCormick & Co Inc	14,037,718
45,900	Molina Healthcare Inc(a)	8,783,424
133,506	Paylocity Holding Corp(a)	21,263,501
29,700	Quanta Services Inc	12,308,274
165,983	QuidelOrtho Corp(a)	4,888,199
108,000	Revolution Medicines Inc(a)	5,043,600
66,000	Service Corp International	5,492,520
151,753	Teleflex Inc	18,568,497
350,700	Toast Inc Class A(a)	12,804,057
232,869	TransUnion	19,509,765
150,718	UL Solutions Inc Class A	10,679,878
126,663	Vaxcyte Inc(a)	4,562,401
24,998	West Pharmaceutical Services Inc	6,557,726
		496,471,058
Energy — 4.64%
120,100	Cheniere Energy Inc	28,221,097
17,300	DT Midstream Inc	1,955,938
318,600	EQT Corp	17,341,398
126,900	Expand Energy Corp	13,481,856
758,163	TechnipFMC PLC	29,909,530
		90,909,819
Financial — 5.74%
131,300	Assurant Inc	28,439,580
64,100	Axis Capital Holdings Ltd	6,140,780
62,200	Cboe Global Markets Inc	15,254,550
113,758	CoStar Group Inc(a)	9,597,762
5,600	Markel Group Inc(a)	10,703,616
121,150	Raymond James Financial Inc	20,910,490
95,900	Ryan Specialty Holdings Inc	5,404,924
118,719	TPG Inc	6,820,407
81,200	Tradeweb Markets Inc Class A	9,011,576
		112,283,685
Industrial — 15.16%
194,400	Amphenol Corp Class A	24,057,000
226,907	Ball Corp	11,440,651
98,600	BWX Technologies Inc	18,178,882
185,440	Esab Corp	20,721,065
29,230	Firefly Aerospace Inc(a)(b)	857,024

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 122,645	Fortive Corp	$ 6,008,379
19,500	IDEX Corp	3,173,820
294,800	Ingersoll Rand Inc	24,356,376
67,979	ITT Inc	12,151,926
33,309	JB Hunt Transport Services Inc	4,469,069
120,200	Keysight Technologies Inc(a)	21,025,384
35,668	Martin Marietta Materials Inc	22,480,827
23,900	Mettler-Toledo International Inc(a)	29,339,879
119,500	Old Dominion Freight Line Inc	16,823,210
96,883	Ralliant Corp	4,236,693
257,000	Sealed Air Corp	9,084,950
321,351	StandardAero Inc(a)	8,769,669
274,046	Textron Inc	23,154,146
19,700	TopBuild Corp(a)	7,699,942
120,200	Veralto Corp	12,814,522
17,100	Waste Connections Inc	3,006,180
100,000	XPO Inc(a)	12,927,000
		296,776,594
Technology — 21.15%
71,819	Atlassian Corp Class A(a)	11,469,494
30,300	Broadridge Financial Solutions Inc	7,216,551
22,916	Bullish(a)(b)	1,457,687
2,054,967	CCC Intelligent Solutions Holdings Inc(a)	18,720,749
40,600	Duolingo Inc(a)	13,066,704
14,700	HubSpot Inc(a)	6,876,660
514,700	Lattice Semiconductor Corp(a)	37,737,805
114,900	MACOM Technology Solutions Holdings Inc(a)	14,303,901
64,600	Manhattan Associates Inc(a)	13,241,708
229,244	McGraw Hill Inc(a)(b)	2,877,012
318,000	Microchip Technology Inc	20,421,960
38,000	Monday.com Ltd(a)	7,360,220
20,000	MongoDB Inc(a)	6,207,600
25,000	Monolithic Power Systems Inc	23,016,000
42,800	MSCI Inc	24,285,148
109,706	Netskope Inc Class A(a)	2,493,618
58,000	NXP Semiconductors NV	13,208,340
200,668	Onestream Inc(a)	3,698,311
218,264	PTC Inc(a)	44,311,957
Shares		Fair Value
Technology — (continued)
$ 233,600	Pure Storage Inc Class A(a)	$ 19,578,016
52,500	Teradyne Inc	7,226,100
64,300	Tyler Technologies Inc(a)	33,639,188
111,152	Unity Software Inc(a)	4,450,526
135,956	Veeva Systems Inc Class A(a)	40,502,652
150,200	Zoom Communications Inc(a)	12,391,500
81,300	Zscaler Inc(a)	24,362,358
		414,121,765
TOTAL COMMON STOCK — 96.58% (Cost $1,644,053,826)		$1,890,913,520
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.05%
47,688	Sila Nanotechnologies Inc Series F 0.00%(c)(d)	868,876
Technology — 0.04%
5,763	Databricks Inc Series G 0.00%(c)(d)	864,450
TOTAL CONVERTIBLE PREFERRED STOCK — 0.09% (Cost $2,308,941)		$1,733,326
GOVERNMENT MONEY MARKET MUTUAL FUNDS
18,050,057	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 4.09%(f)	18,050,057
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.92% (Cost $18,050,057)		$18,050,057
TOTAL INVESTMENTS — 97.59% (Cost $1,664,412,824)		$1,910,696,903
OTHER ASSETS & LIABILITIES, NET — 2.41%		$47,208,766
TOTAL NET ASSETS — 100.00%		$1,957,905,669

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2025.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of September 30, 2025.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
As of September 30, 2025, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Preferred Stock
Databricks Inc Series G 0.00%(c)	02/01/2021	$340,724	$864,450	0.04%
Sila Nanotechnologies Inc Series F 0.00%(c)	01/07/2021	1,968,217	868,876	0.05
		$2,308,941	$1,733,326	0.09%
(c)	Security is fair valued using significant unobservable inputs.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2025

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2025, all the investments in the Funds, except the Empower T. Rowe Price Mid Cap Growth Fund, are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. The inputs used to value the Empower T. Rowe Price Mid Cap Growth Fund investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Empower T. Rowe Price Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Communications	$98,665,626	$—	$—	$98,665,626
Consumer, Cyclical	381,684,973	—	—	381,684,973
Consumer, Non-cyclical	484,370,634	12,100,424	—	496,471,058
Energy	90,909,819	—	—	90,909,819
Financial	112,283,685	—	—	112,283,685
Industrial	296,776,594	—	—	296,776,594
Technology	414,121,765	—	—	414,121,765
	1,878,813,096	12,100,424	—	1,890,913,520
Convertible Preferred Stock	—	—	1,733,326	1,733,326
Government Money Market Mutual Funds	18,050,057	—	—	18,050,057
Total Assets	$1,896,863,153	$12,100,424	$1,733,326	$1,910,696,903
Restricted Securities
A Fund may invest in restricted securities. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board reflecting fair value.  Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments. As of September 30, 2025, the Empower T. Rowe Price Mid Cap Growth Fund invested in restricted securities.

September 30, 2025

Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Mid Cap Value Fund
Futures Contracts:
Average long contracts	24
Average notional long	$7,341,261
Empower S&P Mid Cap 400® Index Fund
Futures Contracts:
Average long contracts	69
Average notional long	$21,641,318

September 30, 2025